Analysis of performance by segment - Risk margin reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Risk margin reserve
Debt securities	$ 134,570	[1],[2]	$ 113,860
Jackson (US insurance operations) | Debt securities
Risk margin reserve
RMR (as a percent)	0.17%		0.18%	0.21%
Annual expected loss	$ (109)		$ (104)	$ (112)
Pre-tax net unrealised gains/(losses) on debt securities classified as available-for-sale	3,392		(1,831)	697
Jackson (US insurance operations) | Debt securities | Cost/Gross amount | Average
Risk margin reserve
Debt securities	62,568		57,138	55,290
Related amortisation of deferred acquisition costs	19		22	21
Risk margin reserve charge to adjusted IFRS operating profit based on longer-term investment returns for longer-term credit-related losses	$ (90)		$ (82)	$ (91)
Jackson (US insurance operations) | Debt securities | A3 or higher
Risk margin reserve
RMR (as a percent)	0.10%		0.10%	0.12%
Annual expected loss	$ (38)		$ (31)	$ (33)
Jackson (US insurance operations) | Debt securities | A3 or higher | Cost/Gross amount | Average
Risk margin reserve
Debt securities	$ 38,811		$ 29,982	$ 27,277
Jackson (US insurance operations) | Debt securities | Baa1, 2 or 3
Risk margin reserve
RMR (as a percent)	0.24%		0.21%	0.22%
Annual expected loss	$ (53)		$ (55)	$ (58)
Jackson (US insurance operations) | Debt securities | Baa1, 2 or 3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities	$ 22,365		$ 25,814	$ 26,626
Jackson (US insurance operations) | Debt securities | Ba1, 2 or 3
Risk margin reserve
RMR (as a percent)	0.85%		0.98%	1.03%
Annual expected loss	$ (9)		$ (10)	$ (11)
Jackson (US insurance operations) | Debt securities | Ba1, 2 or 3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities	$ 1,094		$ 1,042	$ 1,046
Jackson (US insurance operations) | Debt securities | B1, 2 or 3
Risk margin reserve
RMR (as a percent)	2.56%		2.64%	2.70%
Annual expected loss	$ (6)		$ (8)	$ (9)
Jackson (US insurance operations) | Debt securities | B1, 2 or 3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities	$ 223		$ 289	$ 318
Jackson (US insurance operations) | Debt securities | Below B3
Risk margin reserve
RMR (as a percent)	3.39%		3.69%	3.78%
Annual expected loss	$ (3)			$ (1)
Jackson (US insurance operations) | Debt securities | Below B3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities	$ 75		$ 11	$ 23

[1]	Included within equity securities and holdings in collective investment schemes, debt securities and other investments are $90 million of lent securities as at 31 December 2019 (31 December 2018: $10,543 million, of which $107 million were from continuing operations).
[2]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1